Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Segment information
Schedule of information by segment

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

	(in thousands)
Net revenues:
Existing home transaction services	20,154,642	24,568,508	30,564,584
New home transaction services	7,471,924	20,273,860	37,937,886
Emerging and other services	1,019,933	1,172,538	1,978,508
Total	28,646,499	46,014,906	70,480,978
Commission and compensation:
Existing home transaction services	(12,422,796)	(15,014,264)	(18,065,451)
New home transaction services	(4,444,102)	(15,355,160)	(29,787,961)
Emerging and other services	(293,851)	(229,401)	(317,756)
Total	(17,160,749)	(30,598,825)	(48,171,168)
Contribution:
Existing home transaction services	7,731,846	9,554,244	12,499,133
New home transaction services	3,027,822	4,918,700	8,149,925
Emerging and other services	726,082	943,137	1,660,752
Total	11,485,750	15,416,081	22,309,810
Unallocated cost and expenses:
Cost related to stores (i)	(3,400,545)	(3,078,672)	(3,206,601)
Other operating costs (ii)	(1,215,229)	(1,069,365)	(2,243,352)
Sales and marketing expenses	(2,489,692)	(3,105,899)	(3,715,278)
General and administrative expenses	(4,927,367)	(8,376,531)	(7,588,809)
Research and development expenses	(670,922)	(1,571,154)	(2,477,911)
Impairment of goodwill and intangible assets	—	—	(236,050)
Total unallocated cost and expenses	(12,703,755)	(17,201,621)	(19,468,001)
Contribution less unallocated cost and expenses	(1,218,005)	(1,785,540)	2,841,809
Total other income, net (iii)	718,940	509,776	1,545,310
Income (loss) before income tax benefit (expense)	(499,065)	(1,275,764)	4,387,119
(i)	Cost related to stores includes operating lease cost, short-term lease cost, and other operating costs related to Lianjia service stores, which are not allocated to segments.
(ii)	Other operating costs mainly include cost related to human resource and training cost incurred for internal agents and sales professionals, operating taxes and surcharges, funding cost, provision for credit losses of financing receivables, and operating defaults and compensation, which are not allocated to segments.
(iii)	Total other income, net mainly includes net interest income, share of results of equity investees, fair value changes in investments, foreign currency exchange gain (loss) and other income, which are not allocated to segments.